SUPPLEMENTAL OIL AND GAS INFORMATION (UNAUDITED) - Costs Incurred (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Costs Incurred in Oil and Gas Activities
Exploration	$ 20	$ 52
Total costs incurred	20	52
Republic of Guinea
Costs Incurred in Oil and Gas Activities
Exploration	20	52
Total costs incurred	$ 20	$ 52